TAXES PAYABLE	12 Months Ended
Dec. 31, 2022
TAXES PAYABLE
TAXES PAYABLE

NOTE 29 — TAXES PAYABLE

	12/31/2022	12/31/2021
Current liabilities
PIS/COFINS	538,341	372,631
IRRF / CSRF	489,883	265,956
ICMS	24,453	22,843
INSS/FGTS	150,734	82,170
PAES / REFIS	35,064	23,362
ISS	17,054	14,168
Others	16,171	23,355
	1,271,700	804,485
Non-current liabilities
PAES / REFIS	130,822	145,448
PIS/COFINS	477,118	13,936
IR/CS installments	115,776	101,016
Others	—	212
	723,716	260,612